Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025		Mar. 31, 2024
Assets:
Available-for-sale securities		¥ 15,058,617		¥ 17,713,335
Liabilities:
Long-term debt		3,764,171		2,876,287
Other short-term borrowings		244,157		153,044
Fair Value, Measurements, Recurring
Assets:
Equity securities with readily determinable fair values		3,578,000		4,461,000
Equity securities measured at net asset value	[1]	339,000		334,000
Securities measured at net asset value	[1],[2]	103,000		109,000
Other investments		88,000		80,000
Total assets measured at fair value		56,816,000		59,419,000
Liabilities:
Trading securities sold, not yet purchased		4,941,000		5,703,000
Long-term debt	[3]	3,764,000		2,876,000
Other short-term borrowings	[3]	244,000		153,000
Total liabilities measured at fair value		25,341,000		23,721,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		10,830,000		8,668,000
Liabilities:
Liabilities, derivatives		10,910,000		8,712,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		4,534,000		5,612,000
Liabilities:
Liabilities, derivatives		4,813,000		5,582,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		261,000		340,000
Liabilities:
Liabilities, derivatives		313,000		394,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		245,000		214,000
Liabilities:
Liabilities, derivatives		210,000		180,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		21,000		40,000
Liabilities:
Liabilities, derivatives		21,000		50,000
Fair Value, Measurements, Recurring | Other Liabilities
Liabilities:
Other liabilities		125,000		71,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[2]	2,126,000		1,628,000
Available-for-sale securities		8,362,000		10,974,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[2]	98,000		135,000
Available-for-sale securities		548,000		584,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	5,308,000		5,002,000
Available-for-sale securities		128,000		147,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[2]	1,703,000		1,572,000
Available-for-sale securities		2,591,000		2,045,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	5,494,000		6,717,000
Available-for-sale securities		316,000		477,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Available-for-sale securities		21,000		31,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		854,000		804,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	956,000		351,000
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	3,030,000		3,397,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[2]	2,888,000		2,973,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,438,000		1,833,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		801,000		818,000
Fair Value, Measurements, Recurring | Other Assets
Assets:
Other assets		154,000	[5]	71,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Equity securities with readily determinable fair values		3,034,000		4,165,000
Other investments		2,000		1,000
Total assets measured at fair value		22,499,000		24,489,000
Liabilities:
Trading securities sold, not yet purchased		3,320,000		3,445,000
Total liabilities measured at fair value		3,424,000		3,580,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		25,000		14,000
Liabilities:
Liabilities, derivatives		18,000		14,000
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		83,000		79,000
Liabilities:
Liabilities, derivatives		71,000		105,000
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		6,000		21,000
Liabilities:
Liabilities, derivatives		9,000		13,000
Fair Value, Measurements, Recurring | Level 1 | Other Liabilities
Liabilities:
Other liabilities		5,000		3,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[2]	2,111,000		1,623,000
Available-for-sale securities		7,938,000		10,562,000
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	4,274,000		3,534,000
Available-for-sale securities		128,000		147,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[2]	975,000		676,000
Available-for-sale securities		1,150,000		922,000
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	6,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[2]	2,735,000		2,743,000
Fair Value, Measurements, Recurring | Level 1 | Other Assets
Assets:
Other assets		34,000	[5]	3,000
Fair Value, Measurements, Recurring | Level 2
Assets:
Equity securities with readily determinable fair values		545,000		296,000
Other investments		0
Total assets measured at fair value		33,325,000		33,961,000
Liabilities:
Trading securities sold, not yet purchased		1,621,000		2,258,000
Long-term debt	[3]	3,276,000		2,450,000
Other short-term borrowings	[3]	244,000		153,000
Total liabilities measured at fair value		21,298,000		19,610,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		10,801,000		8,640,000
Liabilities:
Liabilities, derivatives		10,885,000		8,697,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		4,526,000		5,610,000
Liabilities:
Liabilities, derivatives		4,811,000		5,571,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		175,000		255,000
Liabilities:
Liabilities, derivatives		165,000		213,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		242,000		213,000
Liabilities:
Liabilities, derivatives		205,000		174,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		10,000		9,000
Liabilities:
Liabilities, derivatives		9,000		26,000
Fair Value, Measurements, Recurring | Level 2 | Other Liabilities
Liabilities:
Other liabilities		82,000		68,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[2]	16,000		5,000
Available-for-sale securities		424,000		412,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[2]	98,000		135,000
Available-for-sale securities		548,000		584,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	1,034,000		1,468,000
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[2]	728,000		897,000
Available-for-sale securities		1,441,000		1,122,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	5,494,000		6,717,000
Available-for-sale securities		316,000		477,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		15,000		24,000
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		851,000		801,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	956,000		351,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	2,851,000		3,208,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities	[2]	133,000		209,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,252,000		1,666,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		788,000		795,000
Fair Value, Measurements, Recurring | Level 2 | Other Assets
Assets:
Other assets		82,000	[5]	68,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Other investments		86,000		80,000
Total assets measured at fair value		550,000		525,000
Liabilities:
Long-term debt	[3]	489,000		427,000
Total liabilities measured at fair value		619,000		531,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		4,000		14,000
Liabilities:
Liabilities, derivatives		6,000		1,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		8,000		2,000
Liabilities:
Liabilities, derivatives		2,000		11,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		4,000		6,000
Liabilities:
Liabilities, derivatives		77,000		76,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		3,000		1,000
Liabilities:
Liabilities, derivatives		5,000		6,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		5,000		10,000
Liabilities:
Liabilities, derivatives		3,000		10,000
Fair Value, Measurements, Recurring | Level 3 | Other Liabilities
Liabilities:
Other liabilities		37,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		6,000		8,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		3,000		4,000
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	174,000		189,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[2]	21,000		21,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		186,000		167,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		13,000		¥ 23,000
Fair Value, Measurements, Recurring | Level 3 | Other Assets
Assets:
Other assets	[5]	¥ 37,000

[1]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2024 and 2025 were ¥41 billion and ¥58 billion, respectively.
[2]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
[3]	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.
[4]	The amount includes CLO and convertible bonds, which are classified in Level 3.
[5]	The amount includes highly liquid government bonds classified as held for sale relating to a transferred business, which are classified in Level 1.